Related party transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related party transactions [Abstract]
Schedule of related parties and their relationships with the Group
Related Party	Relationship with the Group

Zhuhai Daren Computer Technology Co., Ltd. (“Zhuhai Daren”)	Equity investment
Guangzhou Shanghang Information Technical Co., Ltd. (“Shanghang”)	Significant influence exercised by the Chairman
Kingsoft Corporation (“Kingsoft”)	Significant influence exercised by the Chairman
Xiaomi Corporation (“Xiaomi”)	Significant influence exercised by the Chairman
Zhuhai Lequ Technology Co., Ltd. (“Zhuhai Lequ”)	Equity investment
Agora, Inc. (1)	Controlled by the director and the chairman of technology committee of the Group
Guangzhou Kuyou Information Technology Co., Ltd.(“Guangzhou Kuyou”) (2)	Equity investment
Shenzhen Qingdou Network Technology Co., Ltd.(“Shenzhen Qingdou”)	Cost investment with significant influence
Guangzhou Muyou Network Technology Co., Ltd.(“Guangzhou Muyou”)	Cost investment with significant influence
Bigo (3)	Controlled by the CEO
Chengdu Xishanju Entertainment Technology Co., Ltd. (“Xishanju”)	Significant influence exercised by the Chairman

(1)	In December 2013, the Group made a minority interest investment to form a new company, Agora, Inc., with the director and the chairman of technology committee of the Group and other strategic investors.
(2)	In March 2014, the Group made a further capital injection of RMB15 million to Guangzhou Kuyou and owned 20% of the equity interests in the company.
(3)	The Group has developed and launched a mobile application called Weihui in 2014. Users of this application can make telephone calls with other users free of charge. In October 2014, the Group entered into an agreement with its CEO to inject Weihui into Bigo, a company set up and controlled by the CEO. Please refer to note 10 to this consolidated financial statements for more details of this transaction.

Schedule of significant related party transactions
	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Payment on behalf of Bigo	-	-	61,000
Bandwidth service provided by Shanghang	11,776	21,272	42,470
Online games revenue shared from Guangzhou Kuyou	-	-	37,001
Online games revenue shared from Zhuhai Daren	7,547	24,452	25,597
Purchase of operating rights for licensed games from Guangzhou Kuyou	-	-	6,836
Online games revenue shared from Zhuhai Lequ	-	5,076	2,631
Disposal of an equity investment to Xishanju	-	-	1,563
Interest-free loan to Shenzhen Qingdou	-	-	1,000
Repayment of interest-free loan from Shenzhen Qingdou	-	-	1,000
Interest-free loan to Guangzhou Muyou	-	-	500
Repayment of interest-free loan from Guangzhou Muyou	-	-	500
Online games revenue shared from Xishanju	-	-	18
Purchase of intangible assets from Kingsoft	-	6,010	-
Advertising revenue from Xiaomi	-	1,154	-
Repayment of interest-free loan from Zhuhai Lequ	500	1,000	-
Membership subscription fee revenue from Xiaomi	227	-	-
Repayment of interest-free loan from Zhuhai Daren	2,000	-	-
Interest-free loan to Zhuhai Lequ	1,200	-	-
Disposal of a cost investment to the Chairman and Co-founder, who is also a director of the Company	1,000	-	-
Disposal of an equity investment to Xiaomi	2,000	-	-

Schedule of the amounts due from/to related parties
	December 31,
	2013	2014
	RMB	RMB

Amounts due from related parties
Other receivables from Bigo (*)	-	61,000
Other receivables from Zhuhai Lequ	73	73

Total	73	61,073

Amounts due to related parties
Accounts payable to Guangzhou Kuyou	-	24,454
Accounts payable to Zhuhai Daren	1,479	2,020
Other payables to Shanghang	822	4,342
Accounts payable to Zhuhai Lequ	339	41
Accounts payable to Xishanju	-	35

Total	2,640	30,892

*	As of the date of this report, other receivables from Bigo amounting to RMB61,000 were fully repaid by Bigo.